Recurring Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of the valuation inputs
	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)

Assets:
Money Market Funds held in Trust Account	$10,297,411	$10,297,411	—	—
	$10,297,411	$10,297,411	$—	$—
Liabilities:
Public Warrants: Liabilities	$822,250	$822,250	$—	$—
Private Placement Warrants: Liabilities	397,870	—	—	397,870
	$1,220,120	$822,250	$—	$397,870

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Money Market Funds held in Trust Account	$128,400,078	$128,400,078	—	—

Liabilities:
Public Warrants: Liabilities	$5,313,000	$5,313,000	$—	$—
Private Placement Warrants: Liabilities	2,566,959	—	—	2,566,959
	$7,879,959	$5,313,000	$—	$2,566,959

Schedule of changes to Level 3 labilities
Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	15,085,335
Transfer of public warrants to Level 1	(10,141,998)
Change in fair value	(2,376,378)
Fair Value at December 31, 2021	2,566,959
Change in fair value	(2,169,089)
Fair Value at December 31, 2022	$397,870

Schedule of modified black scholes simulation
	(Initial Measurement) August 30, 2021	December 31, 2021	December 31, 2022
Risk-free interest rate	0.97%	1.31%	4.75%
Expected term remaining (years)	5.91	5.49	0.66
Expected volatility	17.00%	7.70%	8.8%
Stock price	$9.197	$9.98	$10.38

Schedule of changes in the fair value of the Level 3 conversion option
Working
Capital
Loan -Conversion Feature
Fair value at issuance dates of March 1, 2022 and March 23, 2022	$—
Change in valuation inputs or other assumptions	1,098
Fair value as of June 30, 2022	1,098
Change in valuation inputs or other assumptions	(1,098)
Fair value as of December 31, 2022	$—